SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 460,806	$ 505,755	$ 521,463
Less: accumulated depreciation	(312,008)	(289,956)	(223,154)
Total	148,798	215,799	298,309
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	79,535	82,298	81,437
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	110,013	122,185	126,966
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	182,389	202,570	210,496
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 88,869	$ 98,702	$ 102,564